Organization and Operations (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Jun. 30, 2024	Mar. 31, 2024
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Accumulated deficit	$ 180,705		$ 180,705		$ (70,855)		$ 137,380	$ 134,297
Working capital deficit	132,857		132,857		104,743	$ 6,934
Net loss	24,136	$ 24,570	84,980	$ 30,451	54,738	4,152
Net cash flows used by operating activities			54,434	$ (3,617)	(8,665)	(45,639)
Cash and cash equivalents	18,654		18,654		11,626	$ 23,179
Total flyExclusive stockholders’ equity (deficit)
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Accumulated deficit	$ 192,020		$ 192,020		$ (46,461)		$ 149,705	$ 149,509